Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013 Restated	Dec. 31, 2012 Restated
Stockholders' Equity (Deficit):
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	15,000,000	15,000,000	15,000,000
Preferred stock shares issued	160	199	200
Preferred stock shares outstanding	160	199	200
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	100,000,000	100,000,000	100,000,000
Common stock shares issued	54,577,432	48,700,929	42,970,441
Common stock shares outstanding	54,577,432	48,700,929	42,970,441